CONTINGENCIES (Details) $ in Millions															1 Months Ended	3 Months Ended			7 Months Ended	9 Months Ended	12 Months Ended		24 Months Ended	27 Months Ended
	Dec. 22, 2023	Dec. 01, 2023 USD ($)	Jan. 30, 2023 USD ($)	Feb. 11, 2022	Feb. 11, 2022 claim	Dec. 26, 2019 charge	Oct. 14, 2019 USD ($)	Aug. 28, 2019 USD ($)	Aug. 16, 2019	Oct. 12, 2018 charge	Aug. 06, 2018 individual	Apr. 11, 2018 defendant	Nov. 27, 2017 individual	Sep. 14, 2017 individual numberOfInvestigations	Nov. 30, 2008 individual	Dec. 31, 2023 USD ($)	Jun. 30, 2020	Dec. 31, 2017 USD ($)	Jul. 06, 2021 individual numberOfTrials	Oct. 12, 2023	Dec. 31, 2023 USD ($) People	Dec. 31, 2022 USD ($)	Dec. 31, 2023 USD ($)	Nov. 01, 2013 USD ($)	Nov. 30, 2023 USD ($)	Feb. 03, 2022 USD ($)	Dec. 31, 2021 USD ($)	Oct. 02, 2020 USD ($)	Apr. 30, 2020 USD ($)	Jan. 23, 2018 USD ($)	Jan. 17, 2018 USD ($)	Dec. 26, 2017 USD ($)	Dec. 26, 2017 ARS ($)	Oct. 09, 2015 USD ($)	May 30, 2013 USD ($)
Disclosure of contingencies
Impairment (reversals) charges																					$ 312,000,000	$ 1,671,000,000
Legal proceedings contingent liability | Canadian Securities Class Actions
Disclosure of contingencies
Number of former senior executives in class action | People																					4
Damages sought																								$ 3,000,000,000
Estimated financial effect of contingent liabilities																$ 0					$ 0		$ 0
Legal proceedings contingent liability | Pascua Lama SMA Regulatory Sanctions
Disclosure of contingencies
Estimated financial effect of contingent liabilities																0					0		0
Administrative fine																															$ 11,500,000				$ 16,000,000
Number of claims dismissed | charge										4
Number of claims pursued | charge										5
Impairment (reversals) charges																		$ 429,000,000
Legal proceedings contingent liability | San Juan Provincial Regulatory Proceedings [Member]
Disclosure of contingencies
Administrative fine																														$ 5,600,000				$ 10,000,000
Legal proceedings contingent liability | Provincial Amparo Action [Member]
Disclosure of contingencies
Number of claims filed | charge						2
Legal proceedings contingent liability | Federal Criminal Matters [Member]
Disclosure of contingencies
Number of defendants with confirmed indictment | defendant												3
Legal proceedings contingent liability | Argentina's Glacier Investigation [Member]
Disclosure of contingencies
Number of proceedings consolidated | numberOfInvestigations														2
Number of defendants with confirmed indictment | individual											6		4
Number of defendants whose charges were dropped | individual														1
Contingent liabilities, number of defendants who had a procedural challenge | individual														1
Legal proceedings contingent liability | Veladero Tax Assessment and Criminal Charges [Member]
Disclosure of contingencies
Tax claims related to foreign operations																																$ 680,000	$ 543
Maximum estimated exposure of interest and fines																																$ 5,500,000
Legal proceedings contingent liability | Perilla Complaint
Disclosure of contingencies
Estimated financial effect of contingent liabilities																0					0		0
Number of named claimants | individual															2
Number of unnamed claimants | individual															200,000
Legal proceedings contingent liability | Writ of Kalikasan
Disclosure of contingencies
Estimated financial effect of contingent liabilities																0					0		0
Number of witnesses | individual																			3
Number of petitioners | individual																			2
Number of trials | numberOfTrials																			3
Legal proceedings contingent liability | North Mara - Ontario Litigation [Member]
Disclosure of contingencies
Estimated financial effect of contingent liabilities																0					0		0
Legal proceedings contingent liability | Loulo-Gounkoto Tax Collection Notice
Disclosure of contingencies
Estimated financial effect of contingent liabilities																0					0		0
Payment for stay of enforcement of tax collection notice		$ 17,000,000
Legal proceedings contingent liability | Loulo-Gounkoto - Mining Convention Negotiations
Disclosure of contingencies
Estimated financial effect of contingent liabilities																0					0		0
Tax contingent liability [member]
Disclosure of contingencies
Estimated financial effect of contingent liabilities																48,000,000					48,000,000	$ 60,000,000	48,000,000				$ 257,000,000
Tax contingent liability [member] | Porgera Tax Audit [Member]
Disclosure of contingencies
Proposed adjustment to Porgera tax liabilities																												$ 457,000,000	$ 123,000,000
Tax contingent liability [member] | Loulo-Gounkoto Tax Collection Notice
Disclosure of contingencies
Tax collection notice																									$ 417,000,000
Number of months of stay for enforcement of the tax collection notice		6 months
Tax contingent liability [member] | Loulo-Gounkoto - Mining Convention Negotiations
Disclosure of contingencies
Number of months of stay for enforcement of the tax collection notice																	15 years
Contingent liabilities related to joint ventures [member] | Zaldivar Chilean Tax Assessment [Member]
Disclosure of contingencies
Estimated financial effect of contingent liabilities																0					0		0
Estimate of possible loss for alleged unpaid taxes, interest and penalties							$ 678,000,000	$ 1,000,000,000
Total claim including substantial penalties and interest																899,000,000					899,000,000		899,000,000
Contingent liabilities related to joint ventures [member] | Kibali Customs Dispute [Member]
Disclosure of contingencies
Total claim including substantial penalties and interest																										$ 339,000,000
Number of claims received | claim					15
Contingent liabilities related to joint ventures [member] | Zaldivar Water Claims [Member]
Disclosure of contingencies
Estimated financial effect of contingent liabilities																$ 0					$ 0		$ 0
Number of days suspension of the proceedings			60
Zaldivar [Member]
Disclosure of contingencies
Proportion of ownership interest in joint venture																					50.00%
Zaldivar [Member] | Zaldivar Chilean Tax Assessment [Member]
Disclosure of contingencies
Percent of ownership by other parties in joint ventures								50.00%
Porgera [Member]
Disclosure of contingencies
Number of years of extension of the special mining lease									20 years
Proportion of interest held by joint operations operator																					95.00%		95.00%
Percent of ownership by other parties in joint ventures				5.00%
Proportion of interest in joint operations operator																							0.50
Economic benefit shared with government				53.00%
Entity's percent share in economic benefit				47.00%
Proportion of ownership interest in joint venture	24.50%															24.50%				47.50%	24.50%
Proposed proportion of interest to be held by joint operation operator				49.00%
Number of years at which the government will retain the option to acquire remaining equity participation				10 years
Proposed proportion of interest to be held by government stakeholders				51.00%